Shareholder Report, Average Annual Return (Details)							1 Months Ended	12 Months Ended	60 Months Ended	69 Months Ended	78 Months Ended	85 Months Ended	93 Months Ended	111 Months Ended	119 Months Ended	120 Months Ended
	Feb. 07, 2019	May 15, 2018	Oct. 10, 2017	Feb. 07, 2017	Aug. 10, 2015	Dec. 16, 2014	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000149129
Average Annual Return [Line Items]
Line Graph and Table Measure Name				InfraCap REIT Preferred ETF
C000193703
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus InfraCap U.S. Preferred Stock ETF
C000148681
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Virtus LifeSci Biotech Clinical Trials ETF
C000148682
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Virtus LifeSci Biotech Products ETF
C000153845
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Virtus Newfleet Multi-Sector Bond ETF
C000209670
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Virtus Private Credit Strategy ETF
C000209671
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Virtus Real Asset Income ETF
C000191094
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus WMC Internatinal Dividend ETF
C000141421
Average Annual Return [Line Items]
Line Graph and Table Measure Name							InfraCap MLP ETF
Without Sales Load [Member] | C000149129
Average Annual Return [Line Items]
Average Annual Return, Percent								29.17%	2.14%				3.58%
Without Sales Load [Member] | C000193703
Average Annual Return [Line Items]
Average Annual Return, Percent								34.95%	6.56%		7.97%
Without Sales Load [Member] | C000148681
Average Annual Return [Line Items]
Average Annual Return, Percent								59.09%	1.46%						1.46%
Without Sales Load [Member] | C000148682
Average Annual Return [Line Items]
Average Annual Return, Percent								35.53%	10.81%						10.01%
Without Sales Load [Member] | C000153845
Average Annual Return [Line Items]
Average Annual Return, Percent								13.51%	2.97%					3.66%
Without Sales Load [Member] | C000209670
Average Annual Return [Line Items]
Average Annual Return, Percent								19.85%	8.00%	7.86%
Without Sales Load [Member] | C000209671
Average Annual Return [Line Items]
Average Annual Return, Percent								16.89%	3.88%	3.71%
Without Sales Load [Member] | C000191094
Average Annual Return [Line Items]
Average Annual Return, Percent								19.23%	7.59%			6.87%
Without Sales Load [Member] | C000141421
Average Annual Return [Line Items]
Average Annual Return, Percent								24.40%	9.09%							(3.54%)
FT Wilshire 5000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent								37.86%	14.84%				13.94%
FT Wilshire 5000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent								37.86%	14.84%		13.51%
FT Wilshire 5000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent								37.86%	14.84%						13.03%
FT Wilshire 5000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent								37.86%	14.84%						13.03%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent								10.55%	(0.23%)					1.48%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent								10.55%	(0.23%)	1.09%
FT Wilshire 5000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent								37.86%	14.84%	15.19%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent								24.33%	5.78%			4.44%
FT Wilshire 5000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent								37.86%	14.84%							12.63%
Indxx REIT Preferred Stock Index
Average Annual Return [Line Items]
Average Annual Return, Percent								29.98%	2.95%				4.38%
S&P U.S. Preferred Stock Index
Average Annual Return [Line Items]
Average Annual Return, Percent								24.20%	3.45%		4.49%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent								38.02%	15.27%						13.39%
LifeSci Biotechnology Clinical Trials Index
Average Annual Return [Line Items]
Average Annual Return, Percent								61.46%	1.86%						1.92%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent								38.02%	15.27%						13.39%
LifeSci Biotechnology Products Index
Average Annual Return [Line Items]
Average Annual Return, Percent								37.44%	11.80%						10.95%
Indxx Private Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent								20.83%	8.81%	8.66%
Indxx Real Asset Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent								18.14%	4.48%	4.33%
MSCI World Ex USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent								21.80%	6.91%			5.57%
MSCI World ex USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent								23.93%	6.83%			4.51%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent								38.02%	15.27%							13.00%
Alerian MLP Infrastructure Index
Average Annual Return [Line Items]
Average Annual Return, Percent								22.45%	13.73%							1.92%